PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)
1
Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 91 .8%
Australia : 0 .3%
18,907
BHP Group Ltd. - Class DI
$ 578,443
0 .2
1,600
Cochlear Ltd.
317,519
0 .1
895,962
0 .3
Austria : 0 .7%
51,273
Mondi PLC MNP
921,650
0 .3
58,823
Mondi PLC QX
1,054,080
0 .4
1,975,730
0 .7
Belgium : 0 .8%
15,883  Anheuser-Busch InBev
SA
982,480
0 .3
7,288
D'ieteren Group
1,472,261
0 .5
2,454,741
0 .8
Brazil : 0 .6%
117,573
Localiza Rent a Car SA
1,291,205
0 .4
97,636
Raia Drogasil SA
498,585
0 .2
1,789,790
0 .6
Canada : 7 .6%
14,528
Cameco Corp.
693,631
0 .2
27,169  Canadian Pacific Kansas
City Ltd.
2,186,332
0 .7
20,790  Canadian Tire Corp. Ltd.
- Class A
2,209,744
0 .7
83,851
Cenovus Energy, Inc.
1,358,381
0 .5
538  Constellation Software,
Inc./Canada
1,486,952
0 .5
41,538
Magna International, Inc.
2,360,756
0 .8
51,600
Methanex Corp.
2,288,216
0 .8
56,200
Open Text Corp.
2,450,821
0 .8
11,427
RB Global, Inc.
731,457
0 .3
20,885
Royal Bank of Canada
2,038,247
0 .7
15,245
(1)
Shopify, Inc. - Class A
1,220,667
0 .4
8,568
TFI International, Inc.
1,126,022
0 .4
37,869
Toronto-Dominion Bank
2,300,391
0 .8
22,451,617
7 .6
Chile : 1 .2%
55,000
Antofagasta PLC
1,198,738
0 .4
300,800
Lundin Mining Corp.
2,456,606
0 .8
3,655,344
1 .2
China : 2 .8%
47,840  Alibaba Group Holding
Ltd.
429,076
0 .2
27,000
BYD Co. Ltd. - Class H
604,535
0 .2
13,000  Contemporary Amperex
Technology Co. Ltd. -
Class A
274,733
0 .1
57,284
ENN Energy Holdings Ltd.
426,414
0 .1
42,759
KE Holdings, Inc., ADR
605,895
0 .2
86,000  Ping An Insurance Group
Co. of China Ltd. - Class
H
361,505
0 .1
71,900  Proya Cosmetics Co. Ltd.
- Class A
825,428
0 .3
67,999
Tencent Holdings Ltd.
2,360,335
0 .8
1,326,000  Weichai Power Co. Ltd. -
Class H
2,341,006
0 .8
8,228,927
2 .8
Denmark : 1 .0%
3,489
DSV A/S
624,216
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
19,306  Novo Nordisk A/S - Class
B
$ 2,206,762
0 .8
2,830,978
1 .0
France : 10 .1%
4,494
Air Liquide SA
840,974
0 .3
13,346
Airbus SE
2,125,821
0 .7
57,117
AXA SA
1,917,143
0 .6
26,999
BNP Paribas SA
1,813,898
0 .6
20,710
Bureau Veritas SA
550,861
0 .2
7,082
Capgemini SE
1,574,473
0 .5
74,292  Cie Generale des
Etablissements Michelin
SCA
2,466,683
0 .8
370
Hermes International
780,571
0 .3
20,526
IPSOS
1,347,131
0 .5
964
Kering SA
395,984
0 .1
2,645
L'Oreal SA
1,265,771
0 .4
1,246  LVMH Moet Hennessy
Louis Vuitton SE
1,036,741
0 .4
6,509
Pernod Ricard SA
1,067,377
0 .4
29,500
Publicis Groupe SA
2,955,697
1 .0
5,639
Remy Cointreau SA
571,364
0 .2
32,981
Renault SA
1,242,049
0 .4
2,444
(1)
SOITEC
353,228
0 .1
15,600
Teleperformance
2,436,305
0 .8
35,400
TotalEnergies SE
2,296,586
0 .8
46,339
(1)
Vallourec SA
662,933
0 .2
17,668
Vinci SA
2,231,854
0 .8
29,933,444
10 .1
Germany : 8 .3%
9,639
adidas AG
1,819,720
0 .6
65,700
Daimler Truck Holding AG
2,347,922
0 .8
157,212  Deutsche Telekom AG,
Reg
3,859,197
1 .3
50,700
(1)
flatexDEGIRO AG
554,405
0 .2
10,312
Hannover Rueck SE
2,471,950
0 .8
54,609
Infineon Technologies AG
1,990,868
0 .7
2,899
Linde PLC DE
1,170,039
0 .4
6,777
Merck KGaA
1,111,936
0 .4
6,549  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
2,788,023
1 .0
7,612
Nemetschek SE
702,384
0 .2
42,290
RWE AG
1,561,579
0 .5
12,116
SAP SE
2,099,046
0 .7
11,962
Siemens AG, Reg
2,141,475
0 .7
24,618,544
8 .3
Hong Kong : 1 .1%
146,400
AIA Group Ltd.
1,148,130
0 .4
40,700  Hong Kong Exchanges &
Clearing Ltd.
1,233,976
0 .4
78,000  Techtronic Industries Co.
Ltd.
828,446
0 .3
3,210,552
1 .1
India : 1 .7%
118,128
Axis Bank Ltd.
1,518,809
0 .5
23,481
HDFC Bank Ltd.
412,934
0 .2
28,591
Larsen & Toubro Ltd.
1,196,970
0 .4

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
52,967
Reliance Industries Ltd.
$ 1,819,762
0 .6
9,681
(1)
Reliance Strategic
Investments Ltd.
28,904
0.0
4,977,379
1 .7
Indonesia : 0 .3%
1,583,400
Bank Central Asia Tbk PT
957,999
0 .3
Ireland : 1 .8%
17,973
CRH PLC
1,275,032
0 .4
33,075
Experian PLC
1,376,659
0 .5
565,428
(1)
Greencore Group PLC
733,764
0 .3
50,421
Smurfit Kappa Group PLC
1,878,920
0 .6
5,264,375
1 .8
Israel : 0 .3%
3,583
(1)
CyberArk Software Ltd.
836,559
0 .3
Italy : 1 .7%
140,400
Eni SpA
2,238,155
0 .8
2,613
Ferrari NV
911,246
0 .3
4,431  Ryanair Holdings PLC,
ADR
591,982
0 .2
137,907
(1)
TREVI - Finanziaria
Industriale SpA
51,790
0.0
41,630
UniCredit SpA
1,219,423
0 .4
5,012,596
1 .7
Japan : 12 .8%
46,400  Bandai Namco Holdings,
Inc.
1,004,678
0 .3
6,100  Cosmos Pharmaceutical
Corp.
655,226
0 .2
103,300
Daicel Corp.
1,012,048
0 .4
37,000
Dai-ichi Life Holdings, Inc.
811,512
0 .3
20,600  Daito Trust Construction
Co. Ltd.
2,343,262
0 .8
5,000
Fast Retailing Co. Ltd.
1,334,885
0 .5
86,909
ITOCHU Corp.
3,944,289
1 .3
10,300
Kao Corp.
407,546
0 .1
73,600
KDDI Corp.
2,438,740
0 .8
5,946
Keyence Corp.
2,660,228
0 .9
135,100
Marubeni Corp.
2,304,356
0 .8
230,600  Mitsubishi UFJ Financial
Group, Inc.
2,159,927
0 .7
42,600  Murata Manufacturing
Co. Ltd.
860,185
0 .3
87,200  Nippon Paint Holdings
Co. Ltd.
686,816
0 .2
63,900
Olympus Corp.
945,954
0 .3
19,400  Oriental Land Co. Ltd./
Japan
720,518
0 .3
45,600
Recruit Holdings Co. Ltd.
1,801,142
0 .6
4,400
Shimano, Inc.
631,731
0 .2
29,300
Shiseido Co. Ltd.
816,787
0 .3
2,700
SMC Corp.
1,502,940
0 .5
50,900
Sony Group Corp.
4,991,681
1 .7
12,400
Sysmex Corp.
671,736
0 .2
74,600
T&D Holdings, Inc.
1,235,283
0 .4
4,400
Tokyo Electron Ltd.
816,519
0 .3
24,800
Unicharm Corp.
853,328
0 .3
123,700
Z Holdings Corp.
384,835
0 .1
37,996,152
12 .8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Jersey : 0 .1%
52,563
(1)
Arcadium Lithium PLC
$ 268,286
0 .1
Luxembourg : 0 .1%
22,716
Tenaris SA
358,782
0 .1
Mexico : 0 .2%
4,339  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
588,108
0 .2
Netherlands : 5 .2%
676
(1)(2)
Adyen NV
847,827
0 .3
5,956
ASML Holding NV
5,167,334
1 .7
10,580
EXOR NV
1,023,637
0 .3
4,960
IMCD NV
757,095
0 .3
80,100  Koninklijke Ahold Delhaize
NV
2,252,656
0 .8
27,990
Prosus NV
832,746
0 .3
82,828
Shell PLC - EUR
2,592,385
0 .9
5,305
(1)
Topicus.com, Inc.
410,369
0 .1
10,937
Wolters Kluwer NV
1,612,294
0 .5
15,496,343
5 .2
New Zealand : 0 .2%
10,446
(1)
Xero Ltd.
747,712
0 .2
Norway : 2 .5%
112,199
DNB Bank ASA
2,181,118
0 .7
183,465  SpareBank 1 SR-Bank
ASA
2,224,941
0 .8
60,476
Sparebanken Vest
637,558
0 .2
68,847
Yara International ASA
2,275,577
0 .8
7,319,194
2 .5
Portugal : 0 .4%
52,618  Jeronimo Martins SGPS
SA
1,196,703
0 .4
Puerto Rico : 0 .9%
31,066
Popular, Inc.
2,654,590
0 .9
Russia : — %
1,561,600
(3)
Alrosa PJSC
—
—
Singapore : 1 .3%
183,438  United Overseas Bank
Ltd.
3,866,605
1 .3
South Korea : 4 .8%
24,821
(1)
Kia Corp.
1,906,528
0 .6
18,800
LG Electronics, Inc.
1,310,441
0 .4
172,360
LG Uplus Corp.
1,319,637
0 .5
108,118  Samsung Electronics Co.
Ltd.
5,874,790
2 .0
56,500  Shinhan Financial Group
Co. Ltd.
1,731,165
0 .6
21,900
SK Hynix, Inc.
2,193,081
0 .7
14,335,642
4 .8
Spain : 0 .4%
109,927
Iberdrola SA
1,323,621
0 .4
Sweden : 3 .4%
116,272
Atlas Copco AB - Class A
1,855,634
0 .6
56,524
Duni AB
594,209
0 .2
41,880
Epiroc AB - Class B
652,989
0 .2

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
64,178
Investor AB - Class B
$ 1,511,057
0 .5
36,313
Loomis AB
994,177
0 .4
122,000
SKF AB - Class B
2,404,026
0 .8
9,990
(1)
Spotify Technology SA
2,151,346
0 .7
10,163,438
3 .4
Switzerland : 3 .3%
14,331
Alcon, Inc.
1,078,766
0 .4
7,889  Cie Financiere Richemont
SA
1,171,790
0 .4
2,184
Lonza Group AG
1,067,770
0 .4
47,231
Novartis AG, Reg
4,884,337
1 .6
1,027  Partners Group Holding
AG
1,385,603
0 .5
3,953
(1)
Sandoz Group AG
135,568
0.0
9,723,834
3 .3
Taiwan : 2 .0%
204,331  Taiwan Semiconductor
Manufacturing Co. Ltd.
4,090,400
1 .4
15,880  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
1,793,805
0 .6
5,884,205
2 .0
Thailand : 0 .7%
392,570  Kasikornbank PCL
- Foreign
1,329,658
0 .5
22,500  Kasikornbank PCL
- NVDR
76,209
0.0
201,000  Tisco Financial Group
PCL
560,590
0 .2
1,966,457
0 .7
United Kingdom : 10 .5%
53,788
Anglo American PLC
1,282,180
0 .4
12,635
Ashtead Group PLC
826,226
0 .3
19,942
AstraZeneca PLC
2,643,844
0 .9
159,501
(2)
Auto Trader Group PLC
1,467,389
0 .5
130,132
BAE Systems PLC
1,938,506
0 .6
67,207
Bellway PLC
2,341,632
0 .8
21,777
Burberry Group PLC
358,709
0 .1
6,005  Games Workshop Group
PLC
753,783
0 .3
52,425
GSK PLC
1,036,847
0 .3
49,104  Hargreaves Lansdown
PLC
473,824
0 .2
272,854
HSBC Holdings PLC
2,130,361
0 .7
129,019
Inchcape PLC
1,110,949
0 .4
11,445
Intertek Group PLC
649,625
0 .2
19,058  London Stock Exchange
Group PLC
2,155,725
0 .7
21,100
Next PLC
2,252,560
0 .8
44,200
(1)
Nomad Foods Ltd.
795,158
0 .3
24,407  Reckitt Benckiser Group
PLC
1,764,646
0 .6
123,615
Rightmove PLC
874,844
0 .3
34,391
Rio Tinto PLC
2,380,523
0 .8
133,573
(1)(2)
Trainline PLC
559,291
0 .2
39,536
Unilever PLC
1,923,829
0 .6
35,934
Weir Group PLC
825,975
0 .3
56,657
(1)
Wise PLC - Class A
577,895
0 .2
31,124,321
10 .5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States : 2 .2%
2,420
(1)(4)
ARM Holdings PLC, ADR
$ 171,022
0 .1
20,245
(1)
Coupang, Inc.
283,430
0 .1
19,000
(1)
Jazz Pharmaceuticals
PLC
2,331,680
0 .8
5,505
Linde PLC US
2,228,589
0 .7
974
(1)
Mettler-Toledo
International, Inc.
1,166,063
0 .4
6,500
Tecnoglass, Inc.
299,065
0 .1
6,479,849
2 .2
Uruguay : 0 .5%
935
(1)
MercadoLibre, Inc.
1,600,542
0 .5
Total Common Stock
(Cost $254,377,930)
272,188,921
91 .8
EXCHANGE-TRADED FUNDS : 0 .1%
7,250  iShares MSCI ACWI ex
U.S. ETF
363,660
0 .1
Total Exchange-Traded
Funds
(Cost $363,770)
363,660
0 .1
PREFERRED STOCK : 0 .9%
Brazil : 0 .5%
454,300  Banco Bradesco SA -
Preference Shares
1,408,454
0 .5
Germany : 0 .4%
3,821
Sartorius AG
1,393,905
0 .4
Total Preferred Stock
(Cost $3,145,418)
2,802,359
0 .9
RIGHTS : 0.0%
Brazil : 0.0%
519
(1)
Localiza Rent a Car SA
1,047
0.0
Total Rights
(Cost $–)
1,047
0.0
WARRANTS : — %
Canada : — %
794
(3)
Constellation Software,
Inc./Canada
—
—
Total Warrants
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $257,887,118)
275,355,987
92 .8

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .3%
Repurchase Agreements : 0 .1%
176,908
(5)
Deutsche Bank Securities
Inc., Repurchase
Agreement dated
01/31/2024, 5.320%, due
02/01/2024 (Repurchase
Amount $176,934,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.000%, Market
Value plus accrued
interest $180,446, due
09/15/39-10/20/62)
$ 176,908
0 .1
Total Repurchase
Agreements
(Cost $176,908)
176,908
0 .1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3 .2%
9,581,723
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
(Cost $9,581,723) $ 9,581,723 3 .2
Total Short-Term
Investments
(Cost $9,758,631)
9,758,631
3 .3
Total Investments in
Securities
(Cost $267,645,749) $ 285,114,618 96 .1
Assets in Excess of
Other Liabilities 11,440,487 3 .9
Net Assets $ 296,555,105 100 .0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 17 .5%
Industrials 15 .8
Consumer Discretionary 13 .3
Information Technology 12 .6
Materials 8 .0
Sector Diversiﬁcation
Percentage
of Net Assets
Health Care 7 .0%
Communication Services 6 .5
Consumer Staples 5 .8
Energy 4 .1
Utilities 1 .1
Real Estate 1 .0
Exchange-Traded Funds 0 .1
Short-Term Investments 3 .3
Assets in Excess of Other Liabilities 3 .9
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 895,962 $ — $ 895,962
Austria 1,054,080 921,650 — 1,975,730
Belgium — 2,454,741 — 2,454,741
Brazil 1,789,790 — — 1,789,790
Canada 22,451,617 — — 22,451,617
Chile 2,456,606 1,198,738 — 3,655,344
China 605,895 7,623,032 — 8,228,927
Denmark — 2,830,978 — 2,830,978
France — 29,933,444 — 29,933,444
Germany — 24,618,544 — 24,618,544
Hong Kong — 3,210,552 — 3,210,552
India — 4,977,379 — 4,977,379
Indonesia — 957,999 — 957,999
Ireland 733,764 4,530,611 — 5,264,375
Israel 836,559 — — 836,559
Italy 643,772 4,368,824 — 5,012,596
Japan — 37,996,152 — 37,996,152
Jersey 268,286 — — 268,286
Luxembourg — 358,782 — 358,782
Mexico 588,108 — — 588,108
Netherlands 1,243,115 14,253,228 — 15,496,343
New Zealand — 747,712 — 747,712
Norway — 7,319,194 — 7,319,194
Portugal — 1,196,703 — 1,196,703
Puerto Rico 2,654,590 — — 2,654,590
Russia — — — —
Singapore — 3,866,605 — 3,866,605
South Korea — 14,335,642 — 14,335,642
Spain — 1,323,621 — 1,323,621
Sweden 2,745,555 7,417,883 — 10,163,438
Switzerland — 9,723,834 — 9,723,834
Taiwan 1,793,805 4,090,400 — 5,884,205
Thailand — 1,966,457 — 1,966,457
United Kingdom 2,108,232 29,016,089 — 31,124,321
United States 6,479,849 — — 6,479,849
Uruguay 1,600,542 — — 1,600,542
Total Common Stock 50,054,165 222,134,756 — 272,188,921
Exchange-Traded Funds 363,660 — — 363,660
Preferred Stock 1,408,454 1,393,905 — 2,802,359
Rights 1,047 — — 1,047
Short-Term Investments 9,581,723 176,908 — 9,758,631
Total Investments, at fair value $ 61,409,049 $ 223,705,569 $ — $ 285,114,618
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 35,830,465
Gross Unrealized Depreciation (18,361,593)
Net Unrealized Appreciation $ 17,468,872